SUBSEQUENT EVENTS - Acquisition of Westinghouse Electric Company (Details) - USD ($) $ in Millions	Aug. 01, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		$ 5,079	$ 3,265
Major business combination | Westinghouse Electric Company
Disclosure of non-adjusting events after reporting period [line items]
Cash	$ 405
Proportion of ownership interest in subsidiary	44.00%
Brookfield Business Partners L.P. and Institutional Investors | Major business combination | Westinghouse Electric Company
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value	$ 4,000
Cash	920
Borrowings	$ 3,100